Defined benefit plans (Detail 7)		Dec. 31, 2018	Dec. 31, 2017
Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		0.92%	0.67%
Rate of salary increase		1.50%	1.30%
Rate of pension increase		0.00%	0.00%
Rate of interest credit on retirement savings		0.92%	0.67%
UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		2.90%	2.55%
Rate of salary increase		0.00%	0.00%
Rate of pension increase		3.10%	3.11%
Rate of interest credit on retirement savings		0.00%	0.00%
US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	3.69%	3.14%
Rate of salary increase	[1]	2.81%	2.83%
Rate of pension increase	[1]	1.50%	1.50%
Rate of interest credit on retirement savings	[1]	3.70%	2.56%
UBS AG | Swiss plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		0.92%	0.67%
Rate of salary increase		1.50%	1.30%
Rate of pension increase		0.00%	0.00%
Rate of interest credit on retirement savings		0.92%	0.67%
UBS AG | UK plan
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate		2.90%	2.55%
Rate of salary increase		0.00%	0.00%
Rate of pension increase		3.10%	3.11%
Rate of interest credit on retirement savings		0.00%	0.00%
UBS AG | US and German plans
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	[1]	3.69%	3.14%
Rate of salary increase	[1]	2.81%	2.83%
Rate of pension increase	[1]	1.50%	1.50%
Rate of interest credit on retirement savings	[1]	3.70%	2.56%

[1]	Represents weighted average assumptions across US and German plans.